Debt Financing (Details 6) (USD $)	0 Months Ended		1 Months Ended				0 Months Ended		5 Months Ended
	Dec. 16, 2013 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Sep. 30, 2014 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Oct. 31, 2012 Unsecured Debt 2012 Credit Facility ILFC bank	Sep. 30, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited	May 15, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited	Mar. 31, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited	Sep. 11, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited AerCap Holdings NV and its subsidiaries item	Sep. 30, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited AerCap Holdings NV and its subsidiaries	Sep. 30, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited Minimum AerCap Holdings NV and its subsidiaries	Sep. 30, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited Base rate	Sep. 30, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility AerCap Ireland Capital Limited LIBOR	Sep. 30, 2014 Unsecured Debt Unsecured Citi Revolving Credit Facility Increase option on or before March 11, 2015 AerCap Ireland Capital Limited
Debt financings
Maximum borrowing capacity	$ 1,000,000,000		$ 2,300,000,000	$ 2,300,000,000	$ 2,750,000,000	$ 2,300,000,000	$ 2,930,000,000
Term of debt instrument	5 years		3 years
Number of banks providing financing under the credit facility			10
Increase in borrowing capacity on or prior to March 11, 2015												4,000,000,000
Variable rate basis										base rate	LIBOR
Margin added to variable rate basis (as a percent)											2.25%
Ratio of consolidated indebtedness to shareholders' equity (as a percent)									500.00%
Stepping down ratio of consolidated indebtedness to shareholders' equity (as a percent)									400.00%
Interest rate coverage ratio (as a percent)									200.00%
Ratio of unencumbered assets to aggregate outstanding principal amount of certain financial indebtedness (as a percent)									135.00%
Increase in maximum borrowing capacity							175,000,000
Number of lenders							2
Debt outstanding, gross	$ 100,000,000	$ 0						$ 0